PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Schedule of Balances of Related Party Transactions (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related party transactions [abstract]
Other receivables	$ 8,778,733	$ 6,266,255
Accounts payable	$ (5,247,517)	$ (4,452,779)